PENDING ACQUISITION (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Jan. 16, 2015	Jan. 16, 2015
Madison
Transaction value	$ 7.2	$ 7.2
Common stock price in transaction (in dollars per share)	$ 32.50	$ 32.50
Parent Company
Exchange for each issued and outstanding share of Madison common stock by Kentucky Bancshares	1.1927	1.1927
Number of trading days	20 days
Average common stock price (in dollars per share)	$ 27.25	$ 27.25
Parent Company | Madison
Transaction value	$ 7.2	$ 7.2
Common stock price in transaction (in dollars per share)	$ 32.50	$ 32.50